CONTRACT LIABILITIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CONTRACT LIABILITIES

19.	CONTRACT LIABILITIES

	2026	2025
	HK$	HK$

Contract liabilities (note)	-	4,667,773

Notes:

i.	On August 27, 2024, the Group had entered contract with independent customer for providing services of installation MVAC system, the Group received deposits of HK$9,659,350 from customers, this will give rise to contract liabilities before the contract commencement, until the Group satisfied the performance obligations. The management recognized the contract liabilities of HK$8,497,077 to revenue for the year ended March 31, 2025 and the management expects that the unsatisfied performance obligations of HK$1,162,273 will be recognized as revenue within one year according to the contract period. During the year ended March 31, 2026, HK$1,162,273 was recognized as revenue. (2025: HK$8,497,077)

ii.	On February 10, 2025, the Group had entered contract with independent customer for providing of supply and installation of the colling tower system, the Group received deposits of HK$ 3,505,500 from customers, this will give rise to contract liabilities before the contract commencement, until the Group satisfied the performance obligations. The Group expects that the unsatisfied performance obligations will be recognized as revenue within one year according to the contract period. During the year ended March 31, 2026, HK$3,505,500 was recognized as revenue. (2025: HK$Nil)